Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Selected Information By Segment In The Statement Of Operations

By Segment:

	Yen (millions)
	2012	2011	2010
Sales:
AVC Networks:
Customers	1,451,410	1,812,495	1,874,278
Intersegment	262,065	344,264	310,578

Total	1,713,475	2,156,759	2,184,856
Appliances:
Customers	1,133,104	1,074,046	941,176
Intersegment	401,079	408,834	333,119

Total	1,534,183	1,482,880	1,274,295
System & Communications:
Customers	637,931	717,541	772,201
Intersegment	202,929	220,606	231,783

Total	840,860	938,147	1,003,984
Eco Solutions:
Customers	1,256,633	1,253,165	1,059,616
Intersegment	269,180	273,377	251,488

Total	1,525,813	1,526,542	1,311,104
Automotive Systems:
Customers	624,878	573,170	550,178
Intersegment	28,369	38,462	23,902

Total	653,247	611,632	574,080
Industrial Devices:
Customers	1,152,872	1,354,817	1,216,981
Intersegment	251,698	316,138	312,564

Total	1,404,570	1,670,955	1,529,545
Energy:
Customers	319,877	315,495	104,447
Intersegment	295,008	321,520	236,469

Total	614,885	637,015	340,916
Other:
Customers	1,269,511	1,591,943	899,103
Intersegment	611,350	712,827	649,494

Total	1,880,861	2,304,770	1,548,597
Eliminations	(2,321,678)	(2,636,028)	(2,349,397)

Consolidated total	7,846,216	8,692,672	7,417,980

	Yen (millions)
	2012	2011	2010
Profit (loss):
AVC Networks	(67,853)	27,342	14,572
Appliances	81,470	84,032	56,363
Systems & Communications	17,341	47,558	37,860
Eco Solutions	58,859	57,905	30,348
Automotive Systems	4,941	22,678	22,307
Industrial Devices	(16,599)	69,940	55,400
Energy	(20,880)	(15,232)	711
Other	23,576	60,850	22,381
Corporate and eliminations	(37,130)	(49,819)	(49,489)

Total segment profit	43,725	305,254	190,453

Interest income	13,388	11,593	12,348
Dividends received	6,129	6,323	6,746
Other income	44,124	59,050	47,896
Interest expense	(28,404)	(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(79,259)
Goodwill impairment	(163,902)	—	(3,745)
Other deductions	(328,645)	(141,197)	(178,036)

Consolidated income (loss) before income taxes	(812,844)	178,807	(29,315)

Schedule Of Identifiable Assets, Depreciation And Capital Investment By Segment

	Yen (millions)
	2012	2011	2010
Identifiable assets:
AVC Networks	848,999	1,208,534	1,228,951
Appliances	716,387	745,116	767,730
Systems & Communications	516,300	503,390	534,504
Eco Solutions	893,430	922,079	940,574
Automotive Systems	287,390	235,177	259,610
Industrial Devices	1,035,572	1,142,202	1,212,212
Energy	908,644	1,140,545	1,210,992
Other	776,412	1,009,532	1,075,235
Corporate and eliminations	617,921	916,295	1,128,249

Consolidated total	6,601,055	7,822,870	8,358,057

Depreciation and amortization:
AVC Networks	58,123	68,480	63,033
Appliances	33,021	34,083	29,038
Systems & Communications	11,052	12,869	13,760
Eco Solutions	34,822	34,493	42,075
Automotive Systems	7,528	7,463	6,295
Industrial Devices	74,961	78,597	69,907
Energy	68,355	76,069	30,885
Other	34,958	39,560	23,985
Corporate and eliminations	14,770	15,392	19,036

Consolidated total	337,590	367,006	298,014

Capital investment:
AVC Networks	53,223	138,476	239,494
Appliances	44,754	34,008	24,663
Systems & Communications	11,886	17,222	10,181
Eco Solutions	32,476	32,270	37,424
Automotive Systems	6,216	4,849	3,568
Industrial Devices	74,714	81,655	47,820
Energy	55,370	81,250	66,195
Other	28,804	37,051	22,922
Corporate and eliminations	23,359	25,404	12,052

Consolidated total	330,802	452,185	464,319

Schedule Of Sales And Property, Plant And Equipment By Geographical Area

Sales attributed to countries based upon the customer’s location and property, plant and equipment are as follows for each of the three years ended March 31, 2012:

	Yen (millions)
	2012	2011	2010
Sales:
Japan	4,162,025	4,514,246	3,994,379
North and South America	966,527	1,070,833	917,898
Europe	743,547	857,192	771,251
Asia and Others	1,974,117	2,250,401	1,734,452

Consolidated total	7,846,216	8,692,672	7,417,980

United States included in North and South America	804,012	904,968	781,264
China included in Asia and Others	1,043,036	1,178,010	903,531

Property, plant and equipment:
Japan	1,339,115	1,509,705	1,571,914
North and South America	36,739	36,738	42,215
Europe	39,607	45,714	48,444
Asia and Others	318,822	291,152	293,448

Consolidated total	1,734,283	1,883,309	1,956,021